Annual Total Returns - Fidelity® Nasdaq Composite Index® ETF [BarChart] - 11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-11 - Fidelity® Nasdaq Composite Index® ETF - Fidelity Nasdaq Composite Index ETF-Default
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(0.96%)
Annual Return 2012	17.23%
Annual Return 2013	39.68%
Annual Return 2014	14.59%
Annual Return 2015	6.88%
Annual Return 2016	8.92%
Annual Return 2017	29.22%
Annual Return 2018	(3.07%)
Annual Return 2019	37.02%
Annual Return 2020	44.79%